CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income (loss)	$ (3,558)	$ (2,628)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of discount on notes payable to shareholders	285	0
Accrued interest	0	2
Noncash compensation	141	178
Change in assets and liabilities:
Accounts receivable	835	(26)
Deferred subcontractor cost	21	405
Prepaid expenses and other assets	(185)	1
Accounts payable and accrued expenses	(626)	46
Deferred revenue	(22)	(421)
Net cash (used in) provided by operating activities	(3,109)	(2,443)
Cash flows from financing activities:
Proceeds from exercise of common stock warrants	0	20
Proceeds from issuance of notes payable to shareholders	0	1,000
Proceeds from issuance of common stock and common stock warrants, net	2,005	0
Proceeds from issuance of preferred stock and preferred stock warrants, net	4,165	0
Net cash provided by financing activities	6,170	1,020
Net (decrease) increase in cash and cash equivalents	3,061	(1,423)
Cash and cash equivalents at beginning of period	94	1,517
Cash and cash equivalents at end of period	3,155	94
Supplemental disclosure of non-cash financing activities:
Conversion of notes payable to shareholders for common stock and warrants	1,000	0
Conversion of accrued interest on notes payable to shareholders for common stock and warrants	12	0
Issuance of warrants for financing costs	266	0
Deemed dividend on Series C preferred stock	(2,486)	0
Notes payable to shareholders redemption liability	$ 0	$ 275